SCHEDULE OF BREAKDOWN OF REVENUES (Details) - USD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Product Information [Line Items]
Reveues	$ 69,073,374	$ 73,084,448	$ 46,716,505
Percentage of reveues	100.00%	100.00%	100.00%
Sales Of Clean Energy Equipment [Member]
Product Information [Line Items]
Reveues	$ 33,816,111	$ 39,581,383	$ 18,697,671
Percentage of reveues	49.00%	54.10%	40.10%
Sales of Digitalization and Integration Equipment [Member]
Product Information [Line Items]
Reveues	$ 3,081,230	$ 3,364,644	$ 4,356,143
Percentage of reveues	4.50%	4.60%	9.30%
Sales Of New Energy [Member]
Product Information [Line Items]
Reveues	$ 25,822,344	$ 23,204,437	$ 17,713,342
Percentage of reveues	37.40%	31.80%	37.90%
Delivery Of Oil And Gas Engineering Technical Services [Member]
Product Information [Line Items]
Reveues	$ 6,353,689	$ 6,933,984	$ 5,949,349
Percentage of reveues	9.10%	9.50%	12.70%